DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2020	2019
Interest rate swaps	—	1,569
Foreign currency swaps	268	27
Bunker derivatives	304	25
Forward freight agreements	—	2,255
Asset Derivatives - Fair Value	572	3,876

(in thousands of $)	2020	2019
Interest rate swaps	27,558	9,259
Foreign currency swaps	—	349
Bunker derivatives	134	14
Forward freight agreements	—	833
Liability Derivatives - Fair Value	27,692	10,455

Derivative Instruments, Gain (Loss)	During 2020, 2019 and 2018, the following were recognized and presented under “Gain (loss) on derivatives” in the consolidated statement of comprehensive income:

(in thousands of $)		2020	2019	2018
Interest rate swaps	Interest income (expense)	(5,030)	2,163	1,089
	Unrealized fair value gain (loss)	(19,868)	(13,114)	4,474
Foreign currency swaps	Realized gain (loss)	71	(1,139)	(494)
	Unrealized fair value gain (loss)	519	1,353	(59)
Forward freight agreements	Realized gain (loss)	10,207	3,245	1,687
	Options	(1,313)	(2,171)	3,592
Bunker derivatives	Realized gain (loss)	(2,193)	(635)	1,584
	Unrealized fair value gain (loss)	157	338	(708)
		(17,450)	(9,960)	11,165